Income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions, Rp in Billions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Profits		¥ 105,898	$ 14,507			¥ (27,046)	¥ (134,251)
Unrecognized uncertain tax positions		0				0	0
Interest and penalties related to potential underpaid income tax expenses		¥ 0				¥ 0	¥ 0
Indonesia
Income tax
Income tax rate (as a percent)		22.00%	22.00%	22.00%	22.00%
Hong Kong
Income tax
Net operating losses carryforwards		¥ 13,000
PRC
Income tax
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Preferential tax rate		15	15	15	15
Number of years to enjoy preferential tax rate		P3Y	P3Y	P3Y	P3Y
Net operating losses carryforwards		¥ 1,430,000
PRC | Minimum
Income tax
Net operating loss carryforwards, expiration date		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
PRC | Maximum
Income tax
Net operating loss carryforwards, expiration date		Dec. 31, 2033	Dec. 31, 2033	Dec. 31, 2033	Dec. 31, 2033
First 2 million | Hong Kong
Income tax
Income tax rate (as a percent)		8.25%	8.25%	8.25%	8.25%
Profits | $	$ 2			$ 2
Above 2 million | Hong Kong
Income tax
Income tax rate (as a percent)		16.50%	16.50%	16.50%	16.50%
Profits | $	$ 2			$ 2
Gross turnover up to IDR 4.8 billion | Indonesia
Income tax
Percentage of tax discount applies to small enterprises		50.00%	50.00%	50.00%	50.00%
Maximum gross turnover small enterprise | Rp					Rp 4.8